LEASES - Summary of Finance Lease Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance Lease, Liability [Abstract]
Current portion of finance lease liability		$ 27	$ 24
Noncurrent portion of finance lease liability		284	304
Total finance lease liability	$ 299	$ 311	$ 328